                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                  811-4989

Exact name of registrant as specified in charter:    Voyageur Mutual Funds II

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            August 31, 2004

Item 1. Reports to Stockholders

      The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Colorado Fund of the Registrant, information on which is included in the following shareholder reports.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)





















ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE COLORADO FUND

















[LOGO] POWERED BY RESEARCH.(SM)

PORTFOLIO                                                     SEPTEMBER 10, 2004
     MANAGEMENT REVIEW


FUND MANAGERS

Andrew M. McCullagh
Senior Portfolio Manager

Joseph R. Baxter
Senior Portfolio Manager

Robert F. Collins
Senior Portfolio Manager

Q: HOW DID THE FIXED-INCOME MARKETS AND THE DELAWARE WESTERN STATES TAX-FREE FUNDS PERFORM DURING THE PAST YEAR?
A: For the 12-months ended August 31, 2004, the fixed-income markets produced positive returns as ongoing uncertainties surrounding the domestic economy, a "too-close-to-call" presidential campaign, and continued geo-political threats highlighted the period. Such uncertain times often result in a "flight-to-quality" as many investors seek the perceived safe-haven of fixed-income securities. Despite a late shift in Federal Reserve policy resulting in two short-term rate increases, bond prices generally rose across most fixed-income markets. The benchmark 10-year U.S. Treasury note, which began the period yielding around 4.50%, experienced some volatile price swings before ending the fiscal year with a yield of roughly 4.15%. An inverse relationship exists between bond prices and bond yields.

Despite lagging its fixed-income counterparts in prior fiscal years, the tax-free municipal bond market performed quite well for the 12-month period, benefiting from both the overall lower interest rate environment and economic recoveries within many states. The broad national average, as measured by the Lehman Brothers Municipal Bond Index, returned +7.11% during the fiscal year, while state-specific indexes produced similar results. Many states, including Arizona, California and Colorado, experienced improved tax rolls and upgrades among tax-free bond issues as their economies moved beyond the previous recessionary environments.

Q: WHAT DEVELOPMENTS IMPACTED YOUR INVESTMENT DECISIONS DURING THE 12-MONTH PERIOD?
A: First, as the state economies recovered, many lower-rated bonds that had been negatively impacted by the recent period of recession and ensuing modest economic recovery significantly appreciated in price. Early in the fiscal year, we were able to catch the wave of this rebound as certain lower-quality holdings in the Funds' portfolios contributed to solid return for the fiscal year. As the 12-month period progressed, we took advantage of this "compression" of yields by upgrading the quality of securities within the Funds. In some cases, certain debt issues were upgraded by the credit rating services. In other cases, this strategy involved a rebalancing out of lower-quality bonds into higher-quality issues. As a result, we sought to reduce overall risk within the Funds without forgoing much upside yield potential.

Second, the Federal Reserve finally raised short-term interest rates, with the fed funds rate moving from 1.0% to 1.5%. Because of these anticipated moves to higher rates, we reduced the overall durations (and risks) of the Funds by shifting into less volatile shorter-term securities. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

Q: PLEASE DISCUSS THE PERFORMANCES AND UNDERLYING INVESTMENT STRATEGIES IN EACH OF THE FUNDS DURING THE FISCAL YEAR.
A: For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA FUND appreciated +7.53% (Class A shares at net asset value with distributions reinvested), outperforming the +6.33% return of the Lipper Arizona Municipal Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source: Lipper Inc.).*

During the period, the state of Arizona reaped substantial benefit of strong revenue growth from both state sales taxes and personal income taxes. These increased receipts helped to remedy the serious budget issues that had plagued the state in recent years. Further, the overall employment rate dropped significantly during the 12-month period. The bond rating services took note of these economic developments, as both Moody's and Standard & Poor's changed their respective outlooks from "negative" to "stable" for the state.

Because the supply of tax-free debt is limited in Arizona, we used our stringent fundamental analysis and bottom-up security selection process to seek out bonds with the best relative value, regardless of sector. During the period, we generated a competitive dividend stream while upgrading the Fund's credit quality and shortening its duration. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

* A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

At fiscal year-end, higher education-related bonds (including those issued for public universities, which dominate the holdings in your Fund and are typically of a higher credit quality) made up the largest sector allocation by net assets within your Fund. Also notable, the Maricopa County Industrial Development Authority multi-family housing revenue bonds that had been a drag on Fund performance in the past were partially liquidated from the portfolio. On the other hand, Winslow Memorial Hospital Revenue Bonds experienced internal management challenges that hindered expected revenues. While we pared down our exposure this year, the bonds negatively impacted the Fund's return and remain a candidate for upcoming sale.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA INSURED FUND appreciated +7.09% (Class A shares at net asset value with distributions reinvested). During the same timeframe, the Lipper Arizona Muni Debt Funds Average, which serves as the Fund's peer group, returned +6.33%. The Fund slightly underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, your Fund benefited significantly from economic strength experienced throughout the state. While our selection of bonds is largely limited to insured status, we were able to enhance Fund return by identifying selected higher yielding mid-investment-grade issues for up to 20 percent of the Fund's net assets. Despite its majority AAA-rated insured holdings, your Fund generated a competitive stream of dividends. However, because of our high-quality requirements and your Fund's insured profile, the dividend yield is not as high as many other tax-free funds and its performance does not rank in the top quartile.

At fiscal year-end, the main bond market sectors held within your Fund were hospitals and institutions of higher education, representing 12.3% and 10.3% of net assets, respectively. We avoided certain charter school issues because the Arizona legislature, in our opinion, does not embrace these public education entities as do the legislatures of other states.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA FUND returned +8.34% (Class A shares at net asset value with distributions reinvested). This performance surpassed the +7.04% return of the Lipper California Muni Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source:
Lipper Inc.).*

During the fiscal year, a new governor was elected in California. Arnold Schwarzenegger is considered pro-business and has repeatedly spoken of his goals to create jobs and further improve an economy that generally expanded in line with the rest of the country during the 12-month period. The state has moved to overcome its significant budgetary issues, including the issuance of economic recovery bonds to improve the liquidity and strive for a balanced budget. In late August, Standard & Poor's upgraded its rating for the state from BBB+ to A, a move that should reap significant benefits for California's debt. Likewise, Moody's placed California's A3 rating on a "positive" track.

Still, we exercised caution, as we are not convinced that all of the state's financial problems have been solved, there still being structural imbalances in the State's forward budgets. Anticipating the rating moves and improving economic outlook, we invested in state general obligation bonds that performed well during the fiscal period.

Also benefiting from California's upward credit trend are the state appropriation supported tobacco settlement bonds. While we have avoided the stand-alone tobacco bonds, which have been highly volatile and are subject to litigation risk, our bonds are double barreled, with State appropriations backing up any shortfalls from the master settlement agreement.

One holding, San Diego County Museum Bonds, which are certificates of participation for the Natural History Museum, under-performed during the year as the museum suffered from lower than anticipated attendance. While we still owned this issue at year-end, its status remains under review and is a candidate for sale.

* A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA INSURED FUND gained +7.85% (Class A shares at net asset value with distributions reinvested). The Fund outperformed its peer group, as measured by the Lipper California Insured Muni Debt Funds Average, which returned +6.50%, and its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, the state of California experienced an improved employment situation and increased receipts from sales taxes and personal income taxes. Likewise, the state's improved credit rating picture boded well for the issues held by your Fund. We invested in select higher-yielding, mid-investment-grade holdings to enhance Fund return, while avoiding some of the hardest hit issues, such as development projects in the Silicon Valley region. At fiscal year-end, multi-family housing issues represented the largest sector allocation within your Fund at 15.1% of net assets. On a negative note, San Diego School District general obligation bonds encountered some financial challenges that negatively impacted performance. During the year, the school district faced ongoing budgetary issues.

For the 12 months ended August 31, 2004, DELAWARE TAX-FREE COLORADO FUND appreciated +7.04% (Class A shares at net asset value with distributions reinvested). The Fund's performance bested the +6.49% return of its peer group, the Lipper Colorado Municipal Debt Funds Average, and slightly trailed the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source: Lipper Inc.).*

The Colorado economy continued to lag much of the country during the 12-month period as state employment and growth in personal income trailed national averages. Voter initiatives such as TABOR (Colorado's Taxpayer's Bill of Rights) and education funding also served to limit the state's financial flexibility. Despite such ongoing economic issues, Moody's revised the outlook for the state from "negative" to "stable."

Political subdivisions and higher education bonds are the top two sectors represented in your fund. Political subdivisions have been among the largest bond issuers in the state over the past few years and higher education bonds issued for public universities are typically of high credit quality. However, the Fund's return was affected by some challenges faced by one related issue, Colorado Education and Cultural Facility Authority Revenue Bonds. The beneficiary of this funding, The Renaissance School, experienced decreased enrollment following a move from charter to magnet school status.

* A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
     TAX-FREE ARIZONA INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Arizona Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004         Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 4/1/91)
Excluding Sales Charge           +6.54%      +5.95%       +5.85%      +7.09%
Including Sales Charge           +6.18%      +5.46%       +4.88%      +2.23%
--------------------------------------------------------------------------------
Class B (Est. 3/10/95)
Excluding Sales Charge           +5.30%                   +5.08%      +6.28%
Including Sales Charge           +5.30%                   +4.83%      +2.28%
--------------------------------------------------------------------------------
Class C (Est. 5/26/94)
Excluding Sales Charge           +5.16%      +5.14%       +5.09%      +6.27%
Including Sales Charge           +5.16%      +5.14%       +5.09%      +5.27%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
     TAX-FREE COLORADO FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Colorado Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004         Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 4/23/87)
Excluding Sales Charge            +6.96%      +6.02%       +5.59%      +7.04%
Including Sales Charge            +6.68%      +5.53%       +4.62%      +2.23%
--------------------------------------------------------------------------------
Class B (Est. 3/22/95)
Excluding Sales Charge            +5.27%                   +4.79%      +6.34%
Including Sales Charge            +5.27%                   +4.54%      +2.34%
--------------------------------------------------------------------------------
Class C (Est. 5/6/94)
Excluding Sales Charge            +5.17%      +5.19%       +4.81%      +6.23%
Including Sales Charge            +5.17%      +5.19%       +4.81%      +5.23%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Colorado Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
     TAX-FREE COLORADO FUND

FUND BASICS
As of August 31, 2004

--------------------------------------- ---------------------------------------
FUND OBJECTIVE:                         FUND START DATE:
The Fund seeks as high a level of       April 23, 1987
current interest income exempt from
federal income tax and the Colorado     ---------------------------------------
state personal income tax as is         YOUR FUND MANAGERS:
consistent with preservation of         Andrew M. McCullagh, Jr.
capital.                                Joseph R. Baxter
                                        Robert F. Collins
---------------------------------------
TOTAL FUND NET ASSETS:                  ---------------------------------------
$298.52 million                         NASDAQ SYMBOLS:
                                        Class A  VCTFX
--------------------------------------- Class B  DVBTX
NUMBER OF HOLDINGS:                     Class C  DVCTX
90                                      ---------------------------------------
---------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

                                 Delaware Tax-Free
                                   Colorado Fund             Lehman Brothers
                                   Class A Shares          Municipal Bond Index
                                 -----------------         --------------------
August 31, 1994                      $ 9,551                     $10,000
August 31, 1995                       10,348                      10,886
August 31, 1996                       10,992                      11,456
August 31, 1997                       12,091                      12,514
August 30, 1998                       13,274                      13,597
August 30, 1999                       13,049                      13,665
August 30, 2000                       13,556                      14,590
August 30, 2001                       14,920                      16,077
August 30, 2002                       15,609                      17,080
August 30, 2003                       16,000                      17,617
August 30, 2004                       17,132                      18,869

Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
     OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


DELAWARE TAX-FREE COLORADO FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning      Ending      Annualized     Expense
                                                            Account       Account       Expense    Paid During
                                                             Value         Value         Ratio       Period
                                                            3/1/04        8/31/04                   3/1/04 to
                                                                                                     8/31/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $1,005.20       0.94%        $4.74
Class B                                                     1,000.00      1,001.40       1.69%         8.50
Class C                                                     1,000.00      1,001.40       1.69%         8.50
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00     $1,020.22       0.94%        $4.78
Class B                                                     1,000.00      1,016.40       1.69%         8.60
Class C                                                     1,000.00      1,016.40       1.69%         8.60
---------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

                                                           Beginning      Ending      Annualized     Expense
                                                            Account       Account       Expense    Paid During
                                                             Value         Value         Ratio       Period
                                                            3/1/04        8/31/04                   3/1/04 to
                                                                                                     8/31/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $1,005.25       0.93%        $4.69
Class B                                                     1,000.00      1,001.45       1.68%         8.45
Class C                                                     1,000.00      1,001.45       1.68%         8.45

HYPOTHETICAL 5% RETURN (5% return before expenses)

Class A                                                    $1,000.00     $1,020.27       0.93%        $4.73
Class B                                                     1,000.00      1,016.45       1.68%         8.55
Class C                                                     1,000.00      1,016.45       1.68%         8.55

SECTOR ALLOCATION                                DELAWARE TAX-FREE COLORADO FUND
                                                 As of August 31, 2004

The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                                   PERCENTAGE
SECTOR                                                           OF NET ASSETS
------------------------------------------------------------------------------
Municipal Bonds                                                      97.77%
------------------------------------------------------------------------------
Airport Revenue Bonds                                                 4.30%
Charter School Revenue Bonds                                          6.86%
City General Obligation Bonds                                         0.85%
Continuing Care/Retirement Revenue Bonds                              4.19%
Convention Center/Auditorium/Hotel Revenue Bonds                      1.36%
Dedicated Tax & Fees Revenue Bonds                                    0.64%
Higher Education Revenue Bonds                                       11.60%
Hospital Revenue Bonds                                               10.17%
Miscellaneous Revenue Bonds                                           4.56%
Multifamily Housing Revenue Bonds                                     7.63%
Municipal Lease Revenue Bonds                                         8.93%
Political Subdivision General Obligation Bonds                       13.37%
Pre-Refunded Bonds                                                    1.08%
Public Utility District Revenue Bonds                                 1.70%
Recreational Area Revenue Bonds                                       1.85%
School District General Obligation Bonds                              4.48%
School District Revenue Bonds                                         0.81%
Tax Increment/Special Assessment Bonds                                1.86%
Territorial General Obligation Bonds                                  1.42%
Territorial Revenue Bonds                                             1.53%
Transportation Revenue Bonds                                          1.27%
Turnpike/Toll Road Revenue Bonds                                      5.63%
Water & Sewer Revenue Bonds                                           1.68%
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                     97.77%
------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                       2.23%
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    100.00%
------------------------------------------------------------------------------

STATEMENTS                                       DELAWARE TAX-FREE COLORADO FUND
     OF NET ASSETS                               August 31, 2004

                                                        Principal      Market
                                                          Amount        Value

MUNICIPAL BONDS - 97.77%
Airport Revenue Bonds - 4.30%
  Denver City & County Airport Revenue
    Series B 5.00% 11/15/33 (XLCA)                     $4,000,000   $ 4,051,240
  Denver City & County Airport Revenue
    Series E 5.25% 11/15/23 (MBIA)                      8,250,000     8,781,135
                                                                    -----------
                                                                     12,832,375
                                                                    -----------
Charter School Revenue Bonds - 6.86%
  Colorado Educational & Cultural Facilities
    Authority (Aspen Foundation Colorado)
    6.125% 7/1/12                                         210,000       207,925
    6.50% 7/1/24                                        1,710,000     1,640,933
  Colorado Educational & Cultural Facilities
    Authority (Liberty Common Charter
    School Project) 5.125% 12/1/33 (XLCA)               2,740,000     2,801,376
  Colorado Educational & Cultural Facilities
    Authority (Lincoln Academy Charter
    School Project) 8.375% 3/1/26                       2,365,000     2,391,370
  Colorado Educational & Cultural Facilities
    Authority (Littleton Academy Charter
    School Project) 6.125% 1/15/31                      2,000,000     1,953,840
  Colorado Educational & Cultural Facilities
    Authority (Montessori Districts Charter
    School Projects) 6.125% 7/15/32                     5,590,000     5,415,480
  Colorado Educational & Cultural Facilities
    Authority (Pinnacle Charter School
    Project) 5.00% 6/1/33 (XLCA)                        2,170,000     2,192,047
  Colorado Educational & Cultural Facilities
    Authority (Renaissance Charter School
    Project) 6.75% 6/1/29                               2,000,000     1,888,720
  Colorado Educational & Cultural Facilities
    Authority (Stargate Charter School
    Project) 6.125% 5/1/33                              2,000,000     1,975,840
                                                                    -----------
                                                                     20,467,531
                                                                    -----------
City General Obligation Bonds - 0.85%
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                                 2,500,000     2,548,975
                                                                    -----------
                                                                      2,548,975
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 4.19%
  Colorado Health Facilities
    Authority Revenue
    (Covenant Retirement Communities)
    Series A 5.50% 12/1/33 (RADIAN)                     5,000,000     5,214,950
  Colorado Health Facilities Authority
    Revenue (Evangelical Lutheran)
    Series A 5.25% 6/1/34                               2,000,000     1,983,160
  Colorado Health Facilities Authority
    Revenue (Porter Place)
    Series A 6.00% 1/20/36 (GNMA)                       5,000,000     5,300,450
                                                                    -----------
                                                                     12,498,560
                                                                    -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 1.36%
  Denver Convention Center
    Series A 5.00% 12/1/33 (XLCA)                       4,000,000     4,054,440
                                                                    -----------
                                                                      4,054,440
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 0.64%
  Pueblo Urban Renewal Authority Tax
    Increment Revenue 6.625% 12/1/19                    1,825,000     1,900,865
                                                                    -----------
                                                                      1,900,865
                                                                    -----------

                                                        Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds - 11.60%
  Boulder County Development Revenue
    University Corporation for
    Atmospheric Research
    5.00% 9/1/33 (MBIA)                                $1,000,000   $ 1,016,810
    5.00% 9/1/35 (AMBAC)                                2,000,000     2,034,520
  Colorado Educational & Cultural Facilities
    Authority (Johnson & Wales University
    Project) Series A 5.00% 4/1/28 (XLCA)               1,000,000     1,014,250
  Colorado Educational & Cultural
    Facilities Authority (University of
    Colorado Foundation Project)
    5.00% 7/1/32 (AMBAC)                                3,000,000     3,050,340
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    5.375% 3/1/23 (AMBAC)                               2,000,000     2,155,100
  Colorado Educational & Cultural Facilities
    Authority (University of Denver Project)
    Series A 5.00% 3/1/27 (MBIA)                        5,000,000     5,112,300
  Colorado Educational & Cultural Facilities
    Authority (University of Northern
    Colorado Student Housing Project)
    5.125% 7/1/37 (MBIA)                                7,500,000     7,665,526
  Colorado School Mines Auxiliary Facilities
    Revenue 5.00% 12/1/37 (AMBAC)                       3,630,000     3,689,859
  Colorado Springs Revenue (Colorado
    College Project) 5.375% 6/1/32                      5,570,000     5,804,274
  Colorado State University Systems
    Series B 5.00% 3/1/35 (AMBAC)                       2,000,000     2,035,060
  University of Colorado Enterprise System
    5.375% 6/1/26                                       1,000,000     1,053,050
                                                                    -----------
                                                                     34,631,089
                                                                    -----------
Hospital Revenue Bonds - 10.17%
  Boulder County Hospital
    Revenue Development
    (Longmont United Hospital Project)
    5.60% 12/1/27 (RADIAN)                              1,250,000     1,294,488
    6.00% 12/1/30 (RADIAN)                              5,000,000     5,477,199
  Colorado Health Facilities Authority
    (Catholic Health Initiatives)
    5.50% 3/1/32                                        5,000,000     5,203,899
  Colorado Health Facilities Authority
    (Longmont United Hospital)
    5.00% 12/1/19 (ACA)                                 1,150,000     1,158,384
  Colorado Health Facilities Authority
    (Vail Valley Medical Center Project)
    5.80% 1/15/27                                       3,475,000     3,560,277
    6.60% 1/15/20 (ACA)                                 1,000,000     1,015,970
  Delta County Memorial Hospital District
    5.35% 9/1/17                                        4,000,000     4,075,000
  Denver Health & Hospital Authority
    Healthcare Revenue
    Series A 5.375% 12/1/28 (ACA)                       2,770,000     2,774,404
  Mesa County Residential Care Facilities
    Mortgage Revenue
    (Hilltop Community Resources)
    Series A 5.375% 12/1/28 (RADIAN)                    2,000,000     2,064,080
  University of Colorado Hospital Authority
    Series A 5.60% 11/15/31                             3,650,000     3,726,614
                                                                    -----------
                                                                     30,350,315
                                                                    -----------
                                       9

STATEMENTS                                       DELAWARE TAX-FREE COLORADO FUND
     OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount        Value

MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds - 4.56%
  Colorado Educational & Cultural Facilities
    Authority Revenue 5.25% 6/1/21                     $2,000,000   $ 2,081,020
  Lowry Economic Redevelopment Authority
    Revenue 7.80% 12/1/10                               9,890,000    10,458,081
  Lowry Economic Redevelopment Authority
    Revenue Series A (Private Placement)
    7.30% 12/1/10                                       1,015,000     1,062,756
                                                                    -----------
                                                                     13,601,857
                                                                    -----------

Multifamily Housing Revenue Bonds - 7.63%
  Adams County Housing Authority
    Mortgage Revenue (Greenbriar Project)
    6.75% 7/1/21                                        1,730,000     1,785,291
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29 (MBIA)                       1,250,000     1,321,725
  Colorado Housing & Finance Authority
    (Multifamily Housing Insured Mortgage)
    Series A3 6.25% 10/1/26 (FHA)                       6,205,000     6,451,524
  Colorado Housing & Finance Authority
    (Multifamily Housing Insured Mortgage)
    Series C3 6.15% 10/1/41                             1,590,000     1,678,404
  Denver City and County Multifamily
    Housing Revenue Federal Housing
    Authority (Insured Mortgage Loan -
    Garden Court) 5.40% 7/1/39 (FHA)                    2,000,000     2,053,740
  Englewood Multifamily Housing Revenue
    (Marks Apartments Project)
    6.65% 12/1/26                                       5,700,000     5,756,829
  Englewood Multifamily Housing Revenue
    (Marks Apartments Project)
    Series B 6.00% 12/15/18                             3,725,000     3,736,771
                                                                    -----------
                                                                     22,784,284
                                                                    -----------
Municipal Lease Revenue Bonds - 8.93%
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                               8,000,000     8,552,800
  Conejos & Alamosa Counties School
    District Region Certificates of
    Participation 6.50% 4/1/11                          1,205,000     1,267,154
  El Paso County Certificates of Participation
    (Detention Facilities Project)
    Series B 5.00% 12/1/27 (AMBAC)                      1,500,000     1,531,200
  El Paso County Certificates of Participation
    (Judicial Building Project)
    Series A 5.00% 12/1/27 (AMBAC)                      2,000,000     2,041,600
  Fremont County Certificates of
    Participation Refunding & Improvement
    Series A 5.25% 12/15/24 (MBIA)                      3,045,000     3,224,929
  Greeley County Building Authority
    Certificates of Participation
    6.10% 8/15/16                                       2,600,000     2,728,908
  Paint Brush Hills Metropolitan District
    Certificates of Participation
    7.75% 9/1/21                                        1,553,387     1,554,040
  Pueblo County Certificates of Participation
    6.50% 12/1/24                                       5,460,000     5,767,616
                                                                    -----------
                                                                     26,668,247
                                                                    -----------
Political Subdivision General Obligation Bonds - 13.37%
  Arapahoe County Water & Wastewater
    Public Improvement District Refunding
    Series A 5.125% 12/1/32 (MBIA)                      4,500,000     4,629,195

                                                        Principal      Market
                                                          Amount        Value

MUNICIPAL BONDS (continued)
Political Subdivision General Obligation Bonds (continued)
  Concord Metropolitan District
    8.00% 12/1/19                                      $4,980,000   $ 5,178,104
  Denver West Metropolitan District
    5.00% 12/1/33 (RADIAN)                              4,000,000     3,999,680
  Galleria Metropolitan District
    7.25% 12/1/09                                       1,070,000     1,113,966
  Lincoln Park Metropolitan District
    7.75% 12/1/26                                       2,610,000     2,720,481
  Meridian Metropolitan District Refunding
    Series A 5.00% 12/1/31 (RADIAN)                     7,000,000     7,003,711
  North Range Metropolitan District #1
    7.25% 12/15/31                                      3,400,000     3,427,846
  Saddle Rock Colorado Metropolitan
    District 5.35% 12/1/31 (RADIAN)                     1,580,000     1,620,495
  Silver Dollar Metropolitan District
    7.05% 12/1/30                                       4,940,000     5,001,503
  Tri-Pointe Commercial Metropolitan
    District 7.75% 12/1/19                              5,000,000     5,196,651
                                                                    -----------
                                                                     39,891,632
                                                                    -----------
*Pre-Refunded Bonds - 1.08%
  Colorado Educational & Cultural Facilities
    Authority (Core Knowledge Charter
    School Project) 7.00% 11/1/29-09                    1,000,000     1,186,810
  Colorado Educational & Cultural Facilities
    Authority (Pinnacle Charter School
    Project) 6.00% 12/1/21-11                           1,750,000     2,042,775
                                                                    -----------
                                                                      3,229,585
                                                                    -----------
Public Utility District Revenue Bonds - 1.70%
  Colorado Springs Utilities Revenue
    Series A 5.00% 11/15/29                             5,000,000     5,070,600
                                                                    -----------
                                                                      5,070,600
                                                                    -----------
Recreational Area Revenue Bonds - 1.85%
  Aurora Golf Course Enterprise System
    Revenue (Saddle Rock Golf Course)
    6.20% 12/1/15                                       2,000,000     2,042,440
  South Suburban Park & Recreation District
    (Golf & Ice Arena Facility) 6.00% 11/1/15           2,330,000     2,425,553
  Westminster Golf Course
    5.55% 12/1/23 (RADIAN)                              1,000,000     1,053,920
                                                                    -----------
                                                                      5,521,913
                                                                    -----------
School District General Obligation Bonds - 4.48%
  Douglas County School District No Re 1
    Building (Douglas & Elbert Counties)
    Series B 5.125% 12/15/25 (FSA)                      2,000,000     2,088,080
  El Paso County School District #2
    (Harrison) 5.00% 12/1/27 (MBIA)                     2,115,000     2,163,349
  El Paso County School District #49
    (Falcon) 5.50% 12/1/21 (FGIC)                       3,580,000     3,974,265
  Fremont County School District No Re 1
    (Canon City) 5.00% 12/1/24 (MBIA)                   1,735,000     1,804,591
  Garfield County School District No Re 2
    5.00% 12/1/25 (FSA)                                 1,000,000     1,030,250
  La Plata County School District No 9-R
    5.125% 11/1/24 (MBIA)                               1,000,000     1,050,060
  La rimer & Weld County School District No
    Re 5J Series A 5.00% 11/15/29 (MBIA)                1,240,000     1,268,855
                                                                    -----------
                                                                     13,379,450
                                                                    -----------

STATEMENTS                                       DELAWARE TAX-FREE COLORADO FUND
     OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount        Value

MUNICIPAL BONDS (continued)
School District Revenue Bonds - 0.81%
  Colorado Educational & Cultural Facilities
    5.50% 5/1/36 (XLCA)                              $  2,280,000  $  2,431,552
                                                                   ------------
                                                                      2,431,552
                                                                   ------------
Tax Increment/Special Assessment Bonds - 1.86%
  Loveland Special Improvements
    District #1 7.50% 7/1/29                            5,540,000     5,554,847
                                                                   ------------
                                                                      5,554,847
                                                                   ------------
Territorial General Obligation Bonds - 1.42%
  Puerto Rico Commonwealth Public
    Improvement Series A 5.25% 7/1/21                   4,000,000     4,246,400
                                                                   ------------
                                                                      4,246,400
                                                                   ------------
Territorial Revenue Bonds - 1.53%
  Puerto Rico Electric Power Authority Power
    Revenue Series NN 5.00% 7/1/32 (MBIA)               1,000,000     1,028,340
  Puerto Rico Public Buildings Authority
    Revenue Series I 5.25% 7/1/33                       1,500,000     1,552,320
  Virgin Islands Public Finance Authority
    5.00% 10/1/31 (ACA)                                 2,000,000     2,000,700
                                                                   ------------
                                                                      4,581,360
                                                                   ------------
Transportation Revenue Bonds - 1.27%
  Colorado Department Transportation
    Revenue (Antic Notes) Series B
    5.00% 12/15/14 (FGIC)
    (SPA, Bank of New York)                             3,400,000     3,801,438
                                                                   ------------
                                                                      3,801,438
                                                                   ------------
Turnpike/Toll Road Revenue Bonds - 5.63%
  E-470 Public Highway Authority
    Series A 5.75% 9/1/35 (MBIA)                        3,100,000     3,426,089
  Northwest Parkway Public Highway
    Authority Series A 5.25% 6/15/41 (FSA)             13,000,000    13,391,040
                                                                   ------------
                                                                     16,817,129
                                                                   ------------
Water & Sewer Revenue Bonds - 1.68%
  Erie Water Enterprise Revenue
    5.00% 12/1/23 (ACA)                                 1,750,000     1,732,798
  Ute Utility Water Conservancy District
    Water Revenue 5.75% 6/15/20 (MBIA)                  2,900,000     3,283,989
                                                                   ------------
                                                                      5,016,787
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $277,691,994)                           291,881,231
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 97.77%
  (cost $277,691,994)                                               291,881,231
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.23%                                          6,643,520
                                                                   ------------

NET ASSETS APPLICABLE TO 26,964,427
  SHARES OUTSTANDING - 100.00%                                     $298,524,751
                                                                   ============

Net Asset Value - Delaware Tax-Free Colorado Fund
  Class A ($276,534,083 / 24,980,198 Shares)                             $11.07
                                                                         ------
Net Asset Value - Delaware Tax-Free Colorado Fund
  Class B ($12,411,295 / 1,120,457 Shares)                               $11.08
                                                                         ------
Net Asset Value - Delaware Tax-Free Colorado Fund
  Class C ($9,579,373 / 863,772 Shares)                                  $11.09
                                                                         ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $290,951,552
Accumulated net realized loss on investments                         (6,616,038)
Net unrealized appreciation of investments                           14,189,237
                                                                   ------------
Total net assets                                                   $298,524,751
                                                                   ============

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE COLORADO FUND
Net asset value Class A (A)                                              $11.07
Sales charge (4.50% of offering price,
  or 4.70% of amount invested per share) (B)                               0.52
                                                                         ------
Offering price                                                           $11.59
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                           YEAR ENDED AUGUST 31, 2004
     OF OPERATIONS

                                                                     Delaware
                                                                     Tax-Free
                                                                   Colorado Fund

Investment Income:
  Interest                                                         $17,628,890
                                                                   -----------

EXPENSES:
  Management fees                                                    1,739,691
  Distribution expenses -- Class A                                     737,001
  Distribution expenses -- Class B                                     130,140
  Distribution expenses -- Class C                                      91,386
  Dividend disbursing and transfer agent fees and expenses             178,787
  Accounting and administration expenses                               118,322
  Registration fees                                                      9,352
  Reports and statements to shareholders                                33,109
  Legal and professional fees                                           64,377
  Custodian fees                                                        15,966
  Trustees' fees                                                        16,545
  Other                                                                 25,477
                                                                   -----------
                                                                     3,160,153
Less expenses absorbed or waived                                            --
Less expenses paid indirectly                                           (2,854)
                                                                   -----------
Total expenses                                                       3,157,299
                                                                   -----------
NET INVESTMENT INCOME                                               14,471,591
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                           (4,565,021)
  Net change in unrealized appreciation/depreciation
    of investments                                                  11,114,857
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      6,549,836
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $21,021,427
                                                                   ===========

See accompanying notes

STATEMENTS
     OF CHANGES IN NET ASSETS

                                                                    Delaware Tax-Free Colorado Fund
                                                                              Year Ended
                                                                        8/31/04        8/31/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  14,471,591    $  15,717,274
  Net realized gain (loss) on investments                              (4,565,021)         631,030
  Net change in unrealized appreciation/depreciation
    of investments                                                     11,114,857       (8,259,671)
                                                                    -------------    -------------
  Net increase in net assets resulting from operations                 21,021,427        8,088,633
                                                                    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A                                                             (13,609,362)     (14,774,600)
  Class B                                                                (502,768)        (586,453)
  Class C                                                                (352,469)        (349,930)
                                                                    -------------    -------------
                                                                      (14,464,599)     (15,710,983)
                                                                    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                              13,656,841       18,044,255
  Class B                                                               1,476,128        1,399,969
  Class C                                                               2,007,890        4,139,859

Net asset value of shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                               8,258,947        8,886,403
  Class B                                                                 327,698          378,269
  Class C                                                                 249,923          252,301
                                                                    -------------    -------------
                                                                       25,977,427       33,101,056
                                                                    -------------    -------------
Cost of shares repurchased:
  Class A                                                             (51,015,972)     (35,022,951)
  Class B                                                              (2,762,319)      (3,195,659)
  Class C                                                              (1,473,488)      (3,630,231)
                                                                    -------------    -------------
                                                                      (55,251,779)     (41,848,841)
                                                                    -------------    -------------
Decrease in net assets derived from capital share transactions        (29,274,352)      (8,747,785)
                                                                    -------------    -------------
NET DECREASE IN NET ASSETS                                            (22,717,524)     (16,370,135)

NET ASSETS:
  Beginning of year                                                   321,242,275      337,612,410
                                                                    -------------    -------------
  End of year(1)                                                    $ 298,524,751    $ 321,242,275
                                                                    =============    =============

(1)  Including undistributed net investment income                  $          --    $          --
                                                                    =============    =============

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Colorado Fund Class A
--------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03     8/31/02(2)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.830     $11.080      $11.120     $10.630      $10.780

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.510       0.527        0.532       0.549        0.543
Net realized and unrealized gain (loss) on investments          0.240      (0.250)      (0.040)      0.490       (0.150)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.750       0.277        0.492       1.039        0.393
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.510)     (0.527)      (0.532)     (0.549)      (0.543)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.510)     (0.527)      (0.532)     (0.549)      (0.543)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.070     $10.830      $11.080     $11.120      $10.630
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.04%       2.52%        4.60%      10.05%        3.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $276,534    $299,528     $314,695    $318,550     $304,409
Ratio of expenses to average net assets                         0.95%       0.99%        0.95%       1.00%        1.00%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.95%       0.99%        0.95%       1.00%        1.04%
Ratio of net investment income to average net assets            4.63%       4.76%        4.86%       5.09%        5.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.63%       4.76%        4.86%       5.09%        5.18%
Portfolio turnover                                                13%         30%          36%         64%          53%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Colorado Fund Class B
--------------------------------------------------------------------------------------------------------------------------
                                                                                       Year Ended
                                                               8/31/04    8/31/03     8/31/02(2)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.830     $11.090      $11.120     $10.630      $10.790

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.427       0.444        0.450       0.468        0.463
Net realized and unrealized gain (loss) on investments          0.250      (0.260)      (0.030)      0.490       (0.160)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.677       0.184        0.420       0.958        0.303
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.427)     (0.444)      (0.450)     (0.468)      (0.463)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.427)     (0.444)      (0.450)     (0.468)      (0.463)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.080     $10.830      $11.090     $11.120      $10.630
                                                              =======     =======      =======     =======      =======

Total return(1)                                                 6.34%       1.66%        3.92%       9.24%        3.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $12,411     $13,108      $14,843     $14,330      $13,441
Ratio of expenses to average net assets                         1.70%       1.74%        1.70%       1.75%        1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.70%       1.74%        1.70%       1.75%        1.79%
Ratio of net investment income to average net assets            3.88%       4.01%        4.11%       4.34%        4.47%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.88%       4.01%        4.11%       4.34%        4.43%
Portfolio turnover                                                13%         30%          36%         64%          53%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                        Delaware Tax-Free Colorado Fund Class C
--------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03     8/31/02(2)   8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.850     $11.100      $11.130     $10.640      $10.790

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.427       0.444        0.450       0.468        0.465
Net realized and unrealized gain (loss) on investments          0.240      (0.250)      (0.030)      0.490       (0.150)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.667       0.194        0.420       0.958        0.315
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.427)     (0.444)      (0.450)     (0.468)      (0.465)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.427)     (0.444)      (0.450)     (0.468)      (0.465)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.090     $10.850      $11.100     $11.130      $10.640
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 6.23%       1.74%        3.91%       9.23%        3.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,579      $8,606       $8,074      $5,617       $4,254
Ratio of expenses to average net assets                         1.70%       1.74%        1.70%       1.75%        1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.70%       1.74%        1.70%       1.75%        1.79%
Ratio of net investment income to average net assets            3.88%       4.01%        4.11%       4.34%        4.47%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.88%       4.01%        4.11%       4.34%        4.43%
Portfolio turnover                                                13%         30%          36%         64%          53%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                                           AUGUST 31, 2004
     TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1.   SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended August 31, 2004 were as follows:
                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            --------------
Commission reimbursements                                       $2,571
Earnings credits                                                   283

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:
                                                              Delaware
                                                              Tax-Free
                                                           Colorado Fund
                                                           -------------
On the first $500 million                                       0.550%
On the next $500 million                                        0.500%
On the next $1.5 billion                                        0.450%
In excess of $2.5 billion                                       0.425%

NOTES
     TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            --------------
Operating expense limitation as a percentage
  of average daily net assets (per annum)                         0.75%
Expiration date                                                10/31/04
Effective November 1, 2004, operating
  expense limitation as a percentage of
  average daily net assets (per annum)                            0.68%
Expiration date                                                10/31/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            --------------
Investment management fee payable
  to (receivable from) DMC                                     $16,849
Dividend disbursing, transfer agent fees,
  accounting and administration fees
  and other expenses payable to DSC                             24,738
Other expenses payable to DMC and affiliates*                    5,459

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund had costs of $1,744, $13,646, $3,664, $1,867, and $20,562, respectively.

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:
                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            --------------
                                                               $30,881

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3.   INVESTMENTS
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities as follows:
                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            --------------
Purchases other than short-term investments                  $41,757,420
Sales other than short-term investments                       72,854,288

NOTES
     TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            --------------
Cost of investments                                          $277,682,964
                                                             ------------
Aggregate unrealized appreciation                            $ 14,546,655
Aggregate unrealized depreciation                                (348,388)
                                                             ------------
Net unrealized appreciation                                  $ 14,198,267
                                                             ------------
4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                        Delaware Tax-Free
                                                         Colorado Fund
                                                    2004              2003
                                                 -----------------------------
Tax-exempt income                                $14,464,599       $15,710,983
Long-term capital gain                                    --                --
                                                 -----------       -----------
Total                                            $14,464,599       $15,710,983
                                                 ===========       ===========

As of August 31, 2004, the components of net assets on a tax basis was as follows:
                                                               Delaware
                                                               Tax-Free
                                                             Colorado Fund
                                                             -------------
Shares of beneficial interest                                $290,951,552
Undistributed ordinary income                                          --
Undistributed tax-exempt income                                        --
Undistributed long-term capital gains                                  --
Post-October losses                                                    --
Capital loss carryforwards                                     (6,625,068)
Unrealized appreciation of investments                         14,198,267
                                                             ------------
Net assets                                                   $298,524,751
                                                             ============

Post-October losses represent losses realized on investment transactions from November 1, 2003, through August 31, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                               Delaware
                                                               Tax-Free
                                                            Colorado Fund
                                                            -------------
2008                                                         $       --
2009                                                          2,054,025
2011                                                                 --
2012                                                          4,571,043
                                                             ----------
Total                                                        $6,625,068
                                                             ==========

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2004, the following permanent reclassifications were recorded. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                          Delaware Tax-Free
                                                            Colorado Fund
                                                          -----------------
Undistributed net investment income                       $(6,992)
Accumulated realized gains (loss)                           6,992

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                          Delaware Tax-Free
                                                            Colorado Fund
                                                          -----------------
                                                             Year Ended
                                                         8/31/04     8/31/03
Shares sold:
  Class A                                               1,232,689   1,626,357
  Class B                                                 132,430     126,659
  Class C                                                 181,664     371,742

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                 748,959     804,609
  Class B                                                  29,702      34,219
  Class C                                                  22,627      22,801
                                                       ----------  ----------
                                                        2,348,071   2,986,387
                                                       ----------  ----------
Shares repurchased:
  Class A                                              (4,660,958) (3,170,253)
  Class B                                                (251,515)   (289,898)
  Class C                                                (133,918)   (328,831)
                                                       ----------  ----------
                                                       (5,046,391) (3,788,982)
                                                       ----------  ----------
Net increase (decrease)                                (2,698,320)   (802,595)
                                                       ==========  ==========

NOTES
     TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)
For the years ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the prior page and the Statements of Changes in Net Assets.

                                                Year Ended                      Year Ended
                                                  8/31/04                         8/31/03
                                       ---------------------------      ---------------------------
                                       Class B   Class A                Class B   Class A
                                        shares    shares    Amount       shares    shares    Amount
Delaware Tax-Free Colorado Fund         52,002    52,026  $576,296       14,623    14,635  $165,677

6. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004, or at any time during the fiscal year.

7. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                          (A)               (B)             (C)
                                       Long Term         Ordinary           Tax-
                                     Capital Gains        Income           Exempt            Total
                                     Distributions    Distributions    Distributions    Distributions
                                      (Tax Basis)      (Tax Basis)      (Tax Basis)       (Tax Basis)
                                     -------------    -------------    -------------    -------------
Delaware Tax-Free Colorado Fund           --                --              100%              100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
     OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds - Delaware Tax-Free Arizona Fund
  and Delaware Tax-Free California Fund
Voyageur Insured Funds - Delaware Tax-Free Arizona
  Insured Fund
Voyageur Investment Trust - Delaware Tax-Free California
  Insured Fund
Voyageur Mutual Funds II - Delaware Tax-Free Colorado Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund (two of the series constituting Voyageur Mutual Funds), Delaware Tax-Free Arizona Insured Fund (one of the series constituting Voyageur Insured Funds), Delaware Tax-Free California Insured Fund (one of the series constituting Voyageur Investment Trust) and Voyageur Mutual Funds II (comprised of Delaware Tax-Free Colorado Fund) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund of Voyageur Mutual Funds, the Delaware Tax-Free Arizona Insured Fund of Voyageur Insured Funds, the Delaware Tax-Free California Insured Fund of Voyageur Investment Trust, and the Delaware Tax-Free Colorado Fund of Voyageur Mutual Funds II at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
     BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF               OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND      DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN          HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING        BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS        OR OFFICER             OF OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77               None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94               None
   2005 Market Street                                               Citadel Construction Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77            Director -
 2005 Market Street                                                    Franklin & Marshall College                 Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                         Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94               None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF               OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND      DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN          HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING        BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS        OR OFFICER             OF OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                       Chairperson - Andy
      19103                                                                                                      Warhol Foundation

   November 1, 1940                                                                                                 Director -
                                                                                                                   Systemax Inc.


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                     CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
    December 19, 1949                            August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in          94            None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962


(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

                                              |----------------------------------------------------------------------------------|
                                              | Each Fund files its complete schedule of portfolio holdings with the Securities  |
                                              | and Exchange Commission for the first and third quarters of each fiscal year on  |
                                              | Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and    |
                                              | procedures that each Fund uses to determine how to vote proxies (if any)         |
                                              | relating to portfolio securities is available without charge (i) upon request,   |
                                              | by calling 800 523-1918; (ii) on each Fund's Web site at                         |
                                              | http://www.delawareinvestments.com; and (iii) on the Commission's Web site at    |
                                              | http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the      |
                                              | Commission's Public Reference Room in Washington, DC; information on the         |
                                              | operation of the Public Reference Room may be obtained by calling                |
                                              | 1-800-SEC-0330.                                                                  |
                                              |                                                                                  |
                                              | Information (if any) regarding how each Fund voted proxies relating to portfolio |
                                              | securities during the most recently disclosed 12-month period ended June 30 is   |
                                              | available without charge (i) through each Fund's Web site at                     |
                                              | http://www.delawareinvestments.com; and (ii) on the Commission's Web site at     |
                                              | http://www.sec.gov.                                                              |
                                              |----------------------------------------------------------------------------------|


(8919)                                                                                                          Printed in the USA
AR-WEST [8/04] IVES 10/04                                                                                                    J9813

Item 2. Code of Ethics

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

      The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

      a. An understanding of generally accepted accounting principles and financial statements;

      b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      d. An understanding of internal controls and procedures for financial reporting; and

      e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

      a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      d. Other relevant experience.

      The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

      Ann R. Leven
      Thomas F. Madison
      Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

      (a) Audit fees.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $13,010 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $11,490 for the fiscal year ended August 31, 2003.

      (b) Audit-related fees.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $37,575 for the Registrant's fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

--------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $39,600 for the Registrant's fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

      (c) Tax fees.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,750 for the fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (d) All other fees.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $214,565 and $172,750 for the Registrant's fiscal years ended August 31, 2004 and August 31, 2003, respectively.

      (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

        Not applicable.

Item 10. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

     (a)   (1)  Code of Ethics

                Not applicable.

           (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

           (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II


           Jude T. Driscoll
--------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


           Jude T. Driscoll
--------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004


           Joseph H. Hastings
--------------------------------------
By:        Joseph H. Hastings
Title:     Chief Financial Officer
Date:      November 4, 2004